REVENUE - Disaggregation of Net Revenues by Major Source (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 4,180	$ 3,694
Finance and interest income	241	224
Rents and other income on operating lease	224	178
Finance, interest and other income	465	402
Total Revenues	4,645	4,096
Sales of goods
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	4,174	3,689
Rendering of services and other revenues
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 6	$ 5